Other liabilities - Movement in Provision for Losses on Merchant Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Provision for losses on merchant accounts, beginning	$ 2,693	$ 6,265
Provision made during the year	7,463	2,818
Provision used or reversed during the year	(4,899)	(6,390)
Effect of movements in exchange rates	23	0
Provision for losses on merchant accounts, ending	$ 5,280	$ 2,693